21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets On Recurring Basis

Assets measured at fair value on a recurring basis and reflected in the consolidated balance sheets at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2014	Level 1	Level 2
Assets: (market approach)
U.S. GSE debt securities	$ 0	$19,907,150
U.S. Government securities	4,000,937	0
Agency MBS	0	9,038,807
	$4,000,937	$28,945,957
December 31, 2013
Assets: (market approach)
U.S. GSE debt securities	$ 0	$29,138,914
U.S. Government securities	6,049,688	0
	$6,049,688	$29,138,914

Schedule of Fair Value Assets Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2014	Level 2
Assets: (market approach)
Residential mortgage servicing rights	$1,311,965
Impaired loans, net of related allowance	241,819
OREO	1,238,220

December 31, 2013
Assets: (market approach)
Residential mortgage servicing rights	$1,329,079
Impaired loans, net of related allowance	978,892
OREO	1,105,525

Schedule Of Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

December 31, 2014		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$ 24,962	$24,962	$ 0	$ 0	$ 24,962
Securities held-to-maturity	41,811	0	42,234	0	42,234
Securities available-for-sale	32,947	4,001	28,946	0	32,947
Restricted equity securities	3,332	0	3,332	0	3,332
Loans and loans held-for-sale
Commercial & industrial	63,709	0	391	64,800	65,191
Commercial real estate	164,212	0	1,897	167,961	169,858
Residential real estate - 1st lien	162,635	0	678	166,171	166,849
Residential real estate - Jr lien	44,457	0	329	45,113	45,442
Consumer	7,912	0	0	8,315	8,315
Mortgage servicing rights	1,312	0	1,528	0	1,528
Accrued interest receivable	1,698	0	1,698	0	1,698

Financial liabilities:
Deposits
Other deposits	472,966	0	473,100	0	473,100
Brokered deposits	20,053	0	20,054	0	20,054
Repurchase agreements	28,543	0	28,543	0	28,543
Capital lease obligations	640	0	640	0	640
Subordinated debentures	12,887	0	12,867	0	12,867
Accrued interest payable	64	0	64	0	64

December 31, 2013		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$ 18,330	$18,330	$ 0	$ 0	$ 18,330
Securities held-to-maturity	37,937	0	38,370	0	38,370
Securities available-for-sale	35,189	6,050	29,139	0	35,189
Restricted equity securities	3,633	0	3,633	0	3,633
Loans and loans held-for-sale
Commercial & industrial	55,069	0	346	56,035	56,381
Commercial real estate	154,696	0	1,239	157,843	159,082
Residential real estate - 1st lien	171,498	0	1,689	174,776	176,465
Residential real estate - Jr lien	45,292	0	483	45,785	46,268
Consumer	8,708	0	0	9,130	9,130
Mortgage servicing rights	1,329	0	1,608	0	1,608
Accrued interest receivable	1,778	0	1,778	0	1,778

Financial liabilities:
Deposits
Other deposits	463,160	0	464,220	0	464,220
Brokered deposits	18,393	0	18,401	0	18,401
Repurchase agreements	29,645	0	29,645	0	29,645
Capital lease obligations	711	0	711	0	711
Subordinated debentures	12,887	0	12,880	0	12,880
Accrued interest payable	75	0	75	0	75